Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment..
Schedule of property, plant and equipment

	Fixtures, fittings and equipment	Right of use assets - property leases	Total
Cost
At January 1, 2019	3,202	5,552	8,754
Additions	3,398	13,115	16,513
Disposals	(1,370)	(295)	(1,665)
Exchange differences	21	47	68
Balance at December 31, 2019	5,251	18,419	23,670
Additions	360	-	360
Disposals	-	(2,376)	(2,376)
Exchange differences	63	118	181
Balance at December 31, 2020	5,674	16,161	21,835
Depreciation
At January 1, 2019	(1,336)	-	(1,336)
Change in period	(912)	(1,862)	(2,774)
Disposals	533	111	644
Exchange differences	(10)	(10)	(20)
Balance at December 31, 2019	(1,725)	(1,761)	(3,486)
Change in period	(1,073)	(2,619)	(3,692)
Exchange differences	(28)	(36)	(64)
Balance at December 31, 2020	(2,826)	(4,416)	(7,242)
Net book value
At December 31, 2019	3,526	16,658	20,184
At December 31, 2020	2,848	11,745	14,593